Selling, general and administrative expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Selling, general and administrative expenses
Personnel expense	$ (70,179)	$ (40,271)
Consulting fees	(40,031)	(20,631)
Supervisory board	(6,776)	(2,418)
Other expenses	(12,613)	(4,606)
Total selling, general and administrative expenses	$ (129,599)	$ (67,926)